Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES		$ 17,358,914	$ 18,793,951	$ 29,410,550
COSTS AND EXPENSES
Transportation costs		15,428,131	16,010,644	25,358,456
General and administrative expenses		2,050,954	1,321,412	1,299,413
Sales and marketing expenses		367,633	50,083	77,615
Total costs and expenses		17,846,718	17,382,139	26,735,484
(LOSS) INCOME FROM OPERATIONS		(487,804)	1,411,812	2,675,066
OTHER (EXPENSES) INCOME
Interest expenses		(396,188)	(374,048)	(370,682)
Other expenses		(360,032)	(65,828)	(12,683)
Other income		441,025	176,802	172,343
Total other expenses, net		(315,195)	(263,074)	(211,022)
(LOSS) INCOME BEFORE INCOME TAXES		(802,999)	1,148,738	2,464,044
PROVISION FOR INCOME TAXES		135,414	366,442	821,250
NET (LOSS) INCOME		(938,413)	782,296	1,642,794
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment		(640,974)	752,828	(121,195)
COMPREHENSIVE (LOSS) INCOME		$ (1,579,387)	$ 1,535,124	$ 1,521,599
Weighted average shares used in computation:
Basic (in Shares)	[1]	19,035,038	9,629,783	9,000,000
Diluted (in Shares)	[1]	15,237,432	9,633,993	9,000,000
EARNINGS PER SHARE - BASIC (in Dollars per share)	[1]	$ (0.05)	$ 0.08	$ 0.18
EARNINGS PER SHARE - DILUTED (in Dollars per share)	[1]	$ (0.06)	$ 0.08	$ 0.18

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.